UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7444
American Strategic Income Portfolio Inc. III
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Joseph M. Ulrey III 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	5/31/05

Date of reporting period:	8/31/04

Schedule of INVESTMENTS

American Strategic Income Portfolio III

August 31, 2004

Description of Security	Date Acquired	Par Value	Cost	Value(a)
(Percentages of each investment category relate to total net assets)

U.S. Government Agency Mortgage-Backed Securities (b) —6.6%

Fixed Rate —6.6%
FHLMC, 5.50%, 1/1/18		$7,383,607	$7,625,598	$7,644,322
FHLMC, 9.00%, 7/1/30		881,497	905,045	959,457
FNMA, 6.00%, 10/1/16		620,535	624,155	652,921
FNMA, 5.50%, 2/1/17		1,077,286	1,074,536	1,120,043
FNMA, 5.50%, 6/1/17		718,061	721,896	744,766
FNMA, 5.00%, 9/1/17		1,009,190	1,012,046	1,028,748
FNMA, 5.00%, 11/1/17		1,855,151	1,865,602	1,891,104
FNMA, 6.50%, 6/1/29		1,919,018	1,905,882	2,020,362
FNMA, 7.50%, 4/1/30		311,719	301,139	334,221
FNMA, 7.50%, 5/1/30		386,754	373,653	414,674
FNMA, 8.00%, 5/1/30		102,366	101,062	110,779
FNMA, 8.00%, 6/1/30		428,712	423,249	463,948

Total U.S. Government Agency Mortgage-Backed Securities			16,933,863	17,385,345

Corporate Note (e) —1.4%
Fixed Rate —1.4%
Carrier 360, 5.40%, 7/1/09	06/28/04	3,495,083	3,495,083	3,579,315

Private Mortgage-Backed Security (e) —0.0%
Fixed Rate —0.0%
First Gibralter, Series 1992-MM, Class B, 8.79%, 10/25/21	07/30/93	394,296	191,055	—

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

Whole Loans and Participation Mortgages (c)(d)(e) —123.0%
Commercial Loans -24.8%
1155 Market Street, 12.98%, 5/1/09	04/02/04	$1,800,000		$1,800,000	$1,854,000
4295/4299 San Felipe Associates LP, 9.33%, 8/1/06	11/01/02	5,098,070		5,098,070	4,570,572
8324 East Hartford Drive I, 5.15%, 5/1/09	04/08/04	3,800,000		3,800,000	3,897,991
8324 East Hartford Drive II, 13.88%, 5/1/09	04/08/04	475,000		475,000	484,500
Academy Spectrum, 7.73%, 5/1/09	12/18/02	5,185,565	(b)	5,185,565	5,444,843
Biltmore Lakes Corporate Center, 6.00%, 9/1/09	08/02/04	3,360,000		3,360,000	3,528,000
Duncan Office Building, 7.88%, 6/1/08	05/19/98	628,701		628,701	653,850
France Avenue Business Park II, 7.40%, 10/1/12	09/12/02	4,529,886	(b)	4,529,886	4,756,381
Holiday Village Shopping Center, 7.15%, 11/1/07	11/12/02	4,786,071	(b)	4,786,071	5,025,375
Indian Street Shoppes, 7.88%, 2/1/09	01/27/99	2,172,580	(b)	2,172,580	2,281,209
Jackson Street Warehouse, 8.53%, 7/1/07	06/30/98	2,796,693	(b)	2,796,693	2,880,594
Jefferson Office Building, 7.38%, 12/1/13	11/05/98	856,800		856,800	899,641
Kimball Professional Office Building, 7.88%, 7/1/08	07/02/98	2,122,604	(b)	2,122,604	2,207,508
Lake Pointe Corporate Center, 8.57%, 7/1/07	07/07/97	3,522,098	(b)	3,522,098	3,662,982
LAX Air Freight Center, 7.90%, 1/1/08	12/29/97	3,083,273	(b)	3,083,273	3,206,604
NCGR Office Building, 5.20%, 6/1/09	05/28/04	4,390,625		4,390,625	4,515,538
North Austin Business Center, 9.05%, 5/1/07	04/10/97	2,768,802	(b)	2,768,802	2,851,866
Pacific Shores Mobile Home Park II, 11.00%, 10/1/06	09/27/96	553,762		550,994	581,451
Rockwall Technology Building I, 7.40%, 11/1/06	10/16/02	3,800,000	(b)	3,800,000	3,914,000
Rockwall Technology Building II, 9.58%, 11/1/06	10/16/02	1,100,000		1,100,000	886,767
Shoppes at Jonathan’s Landing, 7.95%, 5/1/10	04/12/00	2,879,307	(b)	2,879,307	3,023,273
Tatum Ranch Center, 6.53%, 9/1/11	08/25/04	3,640,000		3,640,000	3,822,000
				63,347,069	64,948,945

Multifamily Loans —97.8%
2600 Van Ness I, 5.40%, 10/1/06	09/03/03	4,670,000	(b)	4,670,000	4,763,400
2600 Van Ness II, 13.38%, 10/1/06	09/03/03	250,000		250,000	242,700
2975 Van Ness I, 5.40%, 10/1/06	09/03/03	3,080,000	(b)	3,080,000	3,141,600
2975 Van Ness II, 13.38%, 10/1/06	09/03/03	200,000		200,000	194,160
411 15th Avenue I, 5.38%, 10/1/06	09/03/03	2,345,000	(b)	2,345,000	2,391,900
411 15th Avenue II, 13.38%, 10/1/06	09/03/03	150,000		150,000	143,720
50 Joice I, 5.38%, 10/1/06	09/03/03	1,825,000	(b)	1,825,000	1,861,500
50 Joice II, 13.38%, 10/1/06	09/03/03	125,000		125,000	119,766
655 Stockton I, 5.40%, 10/1/06	09/03/03	3,965,000	(b)	3,965,000	4,044,300
655 Stockton II, 13.38%, 10/1/06	09/03/03	275,000		275,000	263,486
676 Geary I, 5.43%, 10/1/06	09/03/03	6,050,000	(b)	6,050,000	6,171,000
676 Geary II, 13.38%, 10/1/06	09/03/03	350,000		350,000	335,346
691 O’Farrell I, 5.40%, 10/1/06	09/03/03	4,175,000		4,175,000	4,258,500
691 O’Farrell II, 13.38%, 10/1/06	09/03/03	300,000		300,000	285,540
709 Geary I, 5.40%, 10/1/06	09/03/03	4,870,000		4,870,000	4,967,400
709 Geary II, 13.38%, 10/1/06	09/03/03	350,000		350,000	333,130
755 O’Farrell I, 5.40%, 10/1/06	09/03/03	3,225,000	(b)	3,225,000	3,289,500
755 O’Farrell II, 13.38%, 10/1/06	09/03/03	300,000		300,000	287,440
840 California I, 5.40%, 10/1/06	09/03/03	4,300,000	(b)	4,300,000	4,386,000
840 California II, 13.38%, 10/1/06	09/03/03	250,000		250,000	239,533

Description of Security	Date Acquired	Par Value		Cost	Value(a)
(Percentages of each investment category relate to total net assets)

845 California I, 5.43%, 10/1/06	09/03/03	$7,600,000	(b)	$7,600,000	$7,752,000
845 California II, 13.38%, 10/1/06	09/03/03	525,000		525,000	503,019
Ambassador House Apartments, 8.10%, 2/1/10	01/05/00	3,353,340	(b)	3,353,340	3,521,008
Arlington East Apartments I, 5.90%, 9/1/07	08/02/04	2,560,000		2,560,000	2,611,200
Arlington East Apartments II, 14.88%, 9/1/07	08/02/04	320,000		320,000	326,400
Barclay Square Apartments, 5.43%, 12/31/04	08/21/01	8,800,000	(b)	8,800,000	8,800,000
Barclay Square Apartments II, 5.38%, 12/31/04	06/11/03	600,000		600,000	600,000
Brays Village Apartments, 9.88%, 4/1/05	03/15/02	1,394,000		1,394,000	1,308,117
Chateau Club Apartments I, 5.18%, 6/1/07	05/18/04	6,000,000		6,000,000	6,180,000
Chateau Club Apartments II, 11.88%, 6/1/07	05/18/04	500,000		500,000	505,166
Clearwater Creek Apartments, 9.93%, 3/1/08	02/18/03	8,920,000		8,920,000	8,896,814
Cleary Court Apartments, 5.68%, 4/1/07	03/17/04	15,070,000		15,070,000	14,020,123
Concorde Apartments, 6.28%, 5/1/10	04/30/03	4,888,056	(b)	4,888,056	5,132,458
Country Place Village I, 4.51%, 6/1/06	02/06/02	11,000,000	(b)	11,000,000	11,220,000
Country Place Village II, 14.88%, 6/1/06	02/06/02	1,375,000		1,375,000	1,400,521
Country Villa Apartments, 6.90%, 9/1/13	08/29/03	2,578,447	(b)	2,578,447	2,707,369
El Dorado Apartments I, 4.40%, 9/1/07	08/26/04	2,630,000		2,630,000	2,691,455
El Dorado Apartments II, 14.88%, 9/1/07	08/24/04	842,000		842,000	867,260
Flint Ridge on the Lake Apartments I, 5.43%, 1/1/07	12/19/03	5,840,000	(b)	5,840,000	6,015,200
Flint Ridge on the Lake Apartments II, 13.88%, 1/1/07	12/19/03	500,000		500,000	515,000
Geneva Village Apartments I, 7.00%, 1/1/14	12/24/03	1,516,453		1,516,453	1,592,275
Geneva Village Apartments II, 9.88%, 1/1/13	12/24/03	71,970		71,970	75,568
Good Haven Apartments I, 5.43%, 9/1/07	08/24/04	6,737,000		6,737,000	6,939,110
Good Haven Apartments II, 14.90%, 9/1/07	08/26/04	500,000		500,000	515,000
Grand Courtyards, 9.93%, 2/10/09	01/28/04	7,215,000		7,215,000	7,215,000
Hartford Apartments, 14.88%, 6/1/05	06/24/02	2,290,000		2,290,000	2,145,017
Hidden Ridge I, 5.43%, 8/1/06	07/23/03	13,232,000	(b)	13,232,000	13,496,640
Hidden Ridge II, 9.90%, 8/1/06	07/23/03	2,648,000		2,648,000	2,252,828
Lions Park Apartments I, 5.20%, 4/1/09	03/25/04	3,534,804		3,534,804	3,665,881
Lions Park Apartments II, 11.88%, 4/1/09	03/25/04	99,884		99,884	104,878
Meadowview Apartments I, 7.00%, 1/1/14	12/24/03	1,100,651		1,100,651	1,155,684
Meadowview Apartments II, 9.88%, 1/1/13	12/24/03	71,970		71,970	75,568
Meridian, 9.00%, 9/1/05	08/22/01	4,560,258		4,560,258	4,560,258
Meridian Pointe Apartments, 8.73%, 2/1/12	03/07/97	1,116,644		1,116,644	1,172,476
Mirror Woods Apartments, 5.58%, 8/1/06	07/30/03	8,004,000	(b)	8,004,000	8,164,080
Northaven Terrace Apartments, 7.43%, 6/1/07	05/07/02	6,725,309	(b)	6,725,309	6,927,068
Pacific Avenue Apartments I, 5.43%, 4/1/07	03/18/04	7,100,000		7,100,000	7,242,000
Pacific Avenue Apartments II, 11.88%, 4/1/07	03/18/04	1,550,000		1,550,000	1,426,558
Parkway Village Apartments I, 7.00%, 1/1/14	12/24/03	1,051,073		1,051,073	1,103,627
Parkway Village Apartments II, 9.88%, 1/1/13	12/24/03	71,970		71,970	75,568
Riverbend Village Apartments, 5.58%, 8/1/06	07/30/03	8,800,000	(b)	8,800,000	8,976,000
Riverbrook Apartments I, 8.55%, 3/1/10	03/01/00	2,911,672	(b)	2,911,672	3,057,255
Riverbrook Apartments II, 10.88%, 3/1/10	02/13/01	314,794		314,794	330,533
Shelter Island Apartments, 7.63%, 12/1/08	11/04/98	12,642,227	(b)	12,642,227	13,274,339
The Colony Apartments, 5.58%, 8/1/06	07/30/03	9,296,000	(b)	9,296,000	9,481,920
Tulsa Apartment Portfolio I, 9.93%, 3/1/07	02/27/03	6,790,000		6,790,000	4,753,000
Tulsa Apartment Portfolio II, 9.93%, 3/1/07	02/27/03	6,130,000		6,130,000	4,291,000
Warwick West Apartments II, 9.90%, 9/1/04	06/27/01	2,856,000		2,856,000	2,597,749
Westchase Apartments, 5.68%, 8/1/06	08/12/03	6,700,000	(b)	6,700,000	6,901,000
WesTree Apartments, 8.90%, 11/1/10	10/12/00	4,627,881	(b)	4,627,881	4,859,275
				256,616,403	255,720,186

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value(a)
(Percentages of each investment category relate to total net assets)

Single Family Loans —0.4%
Arbor, 9.27%, 8/16/17	02/16/96	$1,010,152	$1,012,472	$1,010,152

Total Whole Loans and Participation Mortgages			320,975,944	321,679,283

Affiliated Money Market Fund (f) —1.0%
First American Prime Obligations Fund, Class Z		2,734,833	2,734,833	2,734,833

Total Investments in Securities (g) —132.0%
			$344,330,778	$345,378,776

See accompanying Notes to Schedule of INVESTMENTS

Schedule of Investments:

(a)            Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements in the recent report dated May 31, 2004.

(b)           On August 31, 2004, securities valued at $206,974,794 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate	Due	Accrued Interest	Name of Broker and Description of Collateral

$15,987,739	8/10/2004	1.56%*	9/9/2004	$15,242	(1)
69,000,000	8/2/2004	2.29%*	9/1/2004	114,392	(2)
$84,987,739				$129,634

*  Interest rate as of August 31, 2004.  Rates are based on the London InterBank Offered Rate (LIBOR) and reset monthly.

Name of broker and description of collateral:

(1)       Morgan Stanley:

FHLMC, 5.50%, 1/1/18, $7,383,607 par

FHLMC, 9.00%, 7/1/30, $881,497 par

FNMA, 6.00%, 10/1/16, $620,535 par

FNMA, 5.50%, 2/1/17, $1,077,286 par

FNMA, 5.50%, 6/1/17, $718,061 par

FNMA, 5.00%, 9/1/17, $1,009,190 par

FNMA, 5.00%, 11/1/17, $1,855,151 par

FNMA, 6.50%, 6/1/29, $1,919,018 par

FNMA, 7.50%, 4/1/30, $311,719 par

FNMA, 7.50%, 5/1/30, $386,754 par

FNMA, 8.00%, 5/1/30, $102,366 par

FNMA, 8.00%, 6/1/30, $428,712 par

(2)       Morgan Stanley:

2600 Van Ness I, 5.40%, 10/1/06, $4,670,000 par

2975 Van Ness I, 5.40%, 10/1/06, $3,080,000 par

411 15th Avenue I, 5.38%, 10/1/06, $2,345,000 par

50 Joice I, 5.38%, 10/1/06, $1,825,000 par

655 Stockton I, 5.40%, 10/1/06, $3,965,000 par

676 Geary I, 5.43%, 10/1/06, $6,050,000 par

755 O’Farrell I, 5.40%, 10/1/06, $3,225,000 par

840 California I, 5.40%, 10/1/06, $4,300,000 par

845 California I, 5.43%, 10/1/06, $7,600,000 par

Academy Spectrum, 7.73%, 5/1/09, $5,185,565 par

Ambassador House Apartments, 8.10%, 2/1/10, $3,353,340 par

Barclay Square Apartments, 5.43%, 12/31/04, $8,800,000 par

Concorde Apartments, 6.28%, 5/1/10, $4,888,056 par

Country Place Village I, 4.51%, 6/1/06, $11,000,000 par

Country Villa Apartments, 6.90%, 9/1/13, $2,578,447 par

Flint Ridge on the Lake Apartments I, 5.43%, 1/1/07, $5,840,000 par

France Avenue Business Park II, 7.40%, 10/1/12, $4,529,886 par

Hidden Ridge I, 5.43%, 8/1/06, $13,232,000 par

Holiday Village Shopping Center, 7.15%, 11/1/07, $4,786,071 par

Indian Street Shoppes, 7.88%, 2/1/09, $2,172,580 par

Jackson Street Warehouse, 8.53%, 7/1/07, $2,796,693 par

Kimball Professional Office Building, 7.88%, 7/1/08, $2,122,604 par

Lake Pointe Corporate Center, 8.57%, 7/1/07, $3,522,098 par

LAX Air Freight Center, 7.90%, 1/1/08, 3,083,273 par

Mirror Woods Apartments, 5.58%, 8/1/06, $8,004,000 par

North Austin Business Center, 9.05%, 5/1/07, $2,768,802 par

Northaven Terrace Apartments, 7.43%, 6/1/07, $6,725,309 par

Riverbend Village Apartments, 5.58%, 8/1/06, $8,800,000 par

Riverbrook Apartments I, 8.55%, 3/1/10, $2,911,673 par

Rockwall Technology Building I, 7.40%, 11/1/06, $3,800,000 par

Shelter Island Apartments, 7.63%, 12/1/08, $12,642,227 par

Shoppes at Jonathan’s Landing, 7.95%, 5/1/10, $2,879,307 par

The Colony Apartments, 5.58%, 8/1/06, $9,296,000 par

Westchase Apartments, 5.68%, 8/1/06, $6,700,000 par

WesTree Apartments, 8.90%, 11/1/10, $4,627,881 par

The Fund has entered into a lending commitment with Morgan Stanley.  The agreement permits the Fund to enter into reverse repurchase agreements up to $80,000,000 using whole loans as collateral.  The Fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $80,000,000 lending commitment.

(c)          Interest rates on commercial and multifamily loans are the rates in effect August 31, 2004.  Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of August 31, 2004.

(d)         Commercial and multifamily loans are described by the name of the mortgaged property.  Pools of single family loans are described by the name of the institution from which the loans were purchased.  The geographical location of the mortgaged properties and, in the case of single family, the number of loans, is presented below.

Commercial Loans:

1155 Market Street – San Francisco, CA

4295/4299 San Felipe Associates LP – Houston, TX

8324 East Hartford Drive I – Scottsdale, AZ

8324 East Hartford Drive II – Scottsdale, AZ

Academy Spectrum – Colorado Springs, CO

Biltmore Lakes Corporate Center – Phoenix, AZ

Duncan Office Building – Olympia, WA

France Avenue Business Park II – Brooklyn Park, MN

Holiday Village Shopping Center – Park City, UT

Indian Street Shoppes – Stuart, FL

Jackson Street Warehouse – Phoenix, AZ

Jefferson Office Building – Olympia, WA

Kimball Professional Office Building – Gig Harbor, WA

Lake Pointe Corporate Center – Minneapolis, MN

LAX Air Freight Center – Inglewood, CA

NCGR Office Building – Santa Fe, NM

North Austin Business Center – Austin, TX

Pacific Shores Mobile Home Park II – Newport, OR

Pilot Knob Service Center – Mendota Heights, MN

Rockwall Technology Building I – Rockwall, TX

Rockwall Technology Building II – Rockwall, TX

Shoppes at Jonathan’s Landing – Jupiter, FL

Tatum Ranch Center – Phoenix, AZ

Multifamily Loans:

2600 Van Ness I – San Francisco, CA

2600 Van Ness II – San Francisco, CA

2975 Van Ness I – San Francisco, CA

2975 Van Ness II – San Francisco, CA

411 15th Avenue I – San Francisco, CA

411 15th Avenue II – San Francisco, CA

50 Joice I – San Francisco, CA

50 Joice II – San Francisco, CA

655 Stockton I – San Francisco, CA

655 Stockton II – San Francisco, CA

676 Geary I – San Francisco, CA

676 Geary II – San Francisco, CA

691 O’Farrell I – San Francisco, CA

691 O’Farrell II – San Francisco, CA

709 Geary I – San Francisco, CA

709 Geary II – San Francisco, CA

755 O’Farrell I – San Francisco, CA

755 O’Farrell II – San Francisco, CA

840 California I – San Francisco, CA

840 California II – San Francisco, CA

845 California I – San Francisco, CA

845 California II – San Francisco, CA

Ambassador House Apartments – Oklahoma City, OK

Arlington East Apartments I – Chattanooga, TN

Arlington East Apartments II – Chattanooga, TN

Barclay Square Apartments – Houston, TX

Barclay Square Apartments II – Houston, TX

Brays Village Apartments – Houston, TX

Chateau Club Apartments I – Athens, GA

Chateau Club Apartments II – Athens, GA

Clearwater Creek Apartments – Richardson, TX

Cleary Court Apartments – Plantation, FL

Concorde Apartments – Chattanooga, TN

Country Place Village I – Clearwater, FL

Country Place Village II – Clearwater, FL

Country Villa Apartments – West Lafayette, IN

El Dorado Apartments I – Tucson, AZ

El Dorado Apartments II – Tucson, AZ

Flint Ridge on the Lake Apartments I – Hillsborough, NC

Flint Ridge on the Lake Apartments II – Hillsborough, NC

Geneva Village Apartments I – West Jordan, UT

Geneva Village Apartments II – West Jordan, UT

Good Haven Apartments I – Dallas, TX

Good Haven Apartments II – Dallas, TX

Grand Courtyards – Grand Prairie, TX

Hartford Apartments – Atlanta, GA

Hidden Ridge I – Irving, TX

Hidden Ridge II – Irving, TX

Lions Park Apartments I – Elk River, MN

Lions Park Apartments II – Elk River, MN

Meadowview Apartments I – West Jordan, UT

Meadowview Apartments II – West Jordan, UT

Meridian – Phoenix, AZ

Meridian Pointe Apartments – Kalispell, MT

Mirror Woods Apartments – Federal Way, WA

Northaven Terrace Apartments – Dallas, TX

Pacific Avenue Apartments I – San Francisco, CA

Pacific Avenue Apartments II – San Francisco, CA

Parkway Village Apartments I – West Jordan, UT

Parkway Village Apartments II – West Jordan, UT

Riverbend Village Apartments – Las Vegas, NV

Riverbrook Apartments I – Tampa, FL

Riverbrook Apartments II – Tampa, FL

Shelter Island Apartments – Las Vegas, NV

The Colony Apartments – Federal Way, WA

Tulsa Apartment Portfolio I – Tulsa, OK

Tulsa Apartment Portfolio II – Tulsa, OK

Warwick West Apartments II – Oklahoma City, OK

Westchase Apartments – Austell, GA

WesTree Apartments – Colorado Springs, CO

Single Family Loans:

Arbor - 8 loans, New York

(e)        Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid and are valued at fair value.  These securities are fair valued in accordance with the board approved valuation procedures.  On August 31, 2004, the total market value of fair valued securities was $325,258,598 or 124.4% of net assets.  See note 2 in Notes to Financial Statements.

(f)            Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the Fund.  See note 3 in Notes to Financial Statements.

(g)       On August 31, 2004, the cost of investments in securities was $344,330,778. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$8,066,057
Gross unrealized depreciation	(7,018,059)
Net unrealized appreciation	$1,047,998

Abbreviations:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

Item 2—Controls and Procedures

(a)   Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)   Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Strategic Income Portfolio Inc. III

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	American Strategic Income Portfolio Inc. III

By (Signature and Title)*	/s/ Thomas S. Schreier, Jr., President

Date	10/29/04

(Registrant)	American Strategic Income Portfolio Inc. III

By (Signature and Title)*	/s/ Joseph M. Ulrey III, Treasurer

Date	10/29/04

*Print the name and title of each signing officer under his or her signature.